Leases - Schedule of Future Lease Payments Under Lease Contracts (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Contractual lease payments	$ 39,081	$ 39,473
Interest	11,372	11,830
Lease liabilities	27,709	27,643
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Contractual lease payments	6,182	5,914
Interest	1,539	1,533
Lease liabilities	4,643	4,381
Between 1 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Contractual lease payments	16,105	15,624
Interest	4,443	4,655
Lease liabilities	11,662	10,969
5 years and later
Disclosure of maturity analysis of operating lease payments [line items]
Contractual lease payments	16,794	17,935
Interest	5,390	5,642
Lease liabilities	$ 11,404	$ 12,293